EQUITY CONTRIBUTIONS AND PARTNERSHIP STRUCTURE - DSS HOLDINGS L.P. AND SUBSIDIARIES	9 Months Ended
Dec. 31, 2018
DSS holding
Equity Contribution And Partnership Structure [Line Items]
EQUITY CONTRIBUTIONS AND PARTNERSHIP STRUCTURE

12.         EQUITY CONTRIBUTIONS AND PARTNERSHIP STRUCTURE

On July 29, 2011, the Company entered into agreements, effective September 26, 2011, with an investment group to obtain up to $950,000,000 in equity capital necessary to fund the capital commitments for remaining obligations under the newbuilding program, provide security for a working capital line of credit and fund an acquisition. As of March 31, 2018, $911,118,036 of equity contributions have been funded to the Company, with $38,881,964 of equity remaining. In addition, on October 1, 2013, the Company entered into the $20 Line of Credit of which it committed $17,894,737 of unfunded equity as security and an additional $8,947,368 in equity to be used if there is an occurrence of an event of default. Accordingly, $12,039,859 of unfunded equity commitments remain available to the Company for working capital and other purposes, pending approval by the Company’s shareholders.

On December 12, 2013, an investor contributed to the Company three vessel subsidiaries in exchange for an $83,652,549 equity interest in the Company, which tracks through to an economic ownership interest in the Company’s wholly-owned subsidiary Diamond S Shipping III LLC. In conjunction with this, on December 12, 2013, the Company entered into an amended and restated partnership agreement that established two classes of partnership interests, Class A Common Units and Class B Common Units, each of which is 100% owned by its partners. The Class A Common Unit holders are entitled to the earnings and, in liquidation, the fair value of the Company’s Suezmax vessels. The Class B Common Unit holders are entitled to the earnings and, in liquidation, the fair value of the Company’s MR vessels. At December 31, 2018, Partners’ contributions associated with the Class A Common Units and Class B Common Units were approximately $410 million and $585 million, respectively. At the time of an event of liquidation, the investors in the Class A and Class B Common Units would be entitled to the liquidation value of their respective fleets, as determinable in the amended and restated partnership agreement.

In September 2016, the Company distributed $60,000,000 in the form of a cash dividend to the investors in the Class A Common Units.